Commitments and Contingencies (Details) - USD ($)			9 Months Ended	12 Months Ended
	Apr. 19, 2021	Mar. 03, 2021	Sep. 30, 2021	Dec. 31, 2020	Jun. 28, 2021
Loss Contingencies [Line Items]
Agreed claim settlement amount	$ 350,000
Percentage of total revenues recurring			97.00%	97.00%
Direct cost, Covid 19			$ 44,000,000.0
Medcore Hp [Member]
Loss Contingencies [Line Items]
Equity interest acquired					$ 31,500,000
Business acquisition assets					$ 5,000,000.0
Arizona Medical Services [Member]
Loss Contingencies [Line Items]
Agreed claim settlement amount		$ 3,200,000